 American Beacon Emerging Markets Fund
AMR Class

Supplement dated June 3, 2013
to the
Prospectus and Summary Prospectus dated February 28, 2013

The information below supplements the Prospectus and Summary Prospectus both dated February 28, 2013 and is in addition to any other supplement(s):

In the “Summary Section” section of the American Beacon Emerging Markets Fund under “Management” and sub-section “Portfolio Managers” and the “Fund Management” section- “The Sub-Advisors” for Brandes Investment Partners, L.P., all references to Alphonse Chan are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE